ETF Opportunities Trust

T-REX 2X Long HOOD Daily Target ETF (ROBN)

(the “Fund”)

Supplement dated January 7, 2025

to the Prospectus and Statement of Additional Information (“SAI”),

each dated September 23, 2024, as amended October 11, 2024

Effective immediately, the ticker for T-REX 2X Long HOOD Daily Target ETF is “ROBN”. All references to the ticker “HOOU” in the Fund’s Prospectus and Statement of Additional Information are hereby deleted and replaced with “ROBN”.

This Supplement and the existing Prospectus and SAI provide relevant information for all shareholders and should be retained for future reference. The Prospectus and SAI have been filed with the U.S. Securities and Exchange Commission, are incorporated by reference, and can be obtained without charge by calling the Fund toll-free at 833-759-6110.

* * * * *

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE